Nature and extent of risk arising from financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Nature And Extent Of Risk Arising From Financial Instruments Tables Abstract
Schedule of debentures of contractual maturity of credit facilities

($000s)	2022	2023	2024	2025	2026	Thereafter
Commitments - operational
Lease payments	1,308	1,297	1,206	1,240	1,255	1,472
Trade payables	6,260	—	—	—	—	—
Accrued wages and other expenses	14,523	—	—	—	—	—
Interest – Credit facilities (Note 13)	3,644	3,644	3,644	1,822	—	—
Interest – Debentures (Note 14)	2,952	1,502	—	—	—	—
Purchase obligations	1,052	—	—	—	—	—

	29,739	6,443	4,850	3,062	1,255	1,472

Commitments – principal repayments
Credit facility (Note 13)	—	—	—	44,983	—	—
Debentures (Note 14)	2,705	19,717	18,953	—	—	—

	2,705	19,717	18,953	44,983	—	—

Total contractual obligations	32,444	26,160	23,803	48,045	1,255	1,472

Foreign currency risk

(‘$000 in US$)	December 31, 2021	December 31, 2020
Cash	29,032	107
Investment portfolio	9,954	6,171
Derivative financial liabilities	(10,008)	—
Debentures	(4,792)	(5,105)